Loss per common share - Schedule of Loss Per Common Share, Basic and Diluted (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Loss available to stockholders (in dollars)	$ (1,090,480)	$ (396,973)	$ (1,950,873)	$ (835,286)	$ (1,636,957)	$ (1,574,501)	$ (355,308)
Weighted average shares outstanding - Basic and diluted (in shares)	13,205,476	13,114,604	13,209,165	13,064,879	13,135,071	12,052,914	11,470,658
Basic and diluted loss per share (in dollars per share)	$ (0.08)	$ (0.03)	$ (0.15)	$ (0.06)	$ (0.12)	$ (0.13)	$ (0.03)
Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	1,134,000	1,095,250	1,134,000	1,095,250	1,096,500	1,095,250	620,000
Convertible Debenture
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	75,806	159,139	75,806	159,139	75,806	159,140	159,140